Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Legal fees		$ 38,774		$ 131,358	$ 49,334	$ 13,076
Chief Executive Officer
Related party transaction	$ 112,010	107,500	$ 340,091	322,500	430,000	346,545
Chief Scientific Officer
Related party transaction	105,473	101,250	318,783	303,750	405,000	89,481
Executive Chairman of the Board of Directors
Related party transaction	30,000	25,224	90,000	75,673	105,673	100,897
Stockholder and Board Member
Related party transaction	$ 15,500	$ 10,000	$ 46,500	$ 30,000	$ 45,500	$ 20,000